Utility Plant and Leases - Schedule of Net Utility Plant (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 6,629,644	$ 6,193,760
Less: accumulated depreciation	(2,231,242)	(2,172,966)
Construction work in progress	125,248	111,177
Net utility plant	4,523,650	4,131,971
Software and Software-related Intangibles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	230,030	224,260
Storage [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	25,019	24,614
Transmission [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	363,396	349,981
Distribution [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	5,600,769	5,198,531
General [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	396,252	382,084
Other [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 14,178	$ 14,290